Debt, Convertible Notes, and Warrants - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended				12 Months Ended
	Dec. 07, 2021 USD ($) shares	Jun. 05, 2020 USD ($) shares	Jun. 21, 2019 USD ($) agreement $ / shares shares	Jun. 30, 2019 USD ($)	Feb. 28, 2018 USD ($)	May 31, 2017 USD ($) agreement $ / shares	Nov. 30, 2014 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares	Jan. 31, 2020 USD ($)	Jul. 31, 2021	Jan. 31, 2019 shares	Jan. 31, 2018 USD ($) shares	Jan. 31, 2017 USD ($)
Debt Instrument [Line Items]
Warrant exercise price (in dollars per share) | $ / shares								$ 9.3844
Debt extinguishment gain (loss)								$ (1,690)	$ 673	$ (11,529)
Amortization of debt discounts								$ 1,867	1,939	$ 990
Warrant outstanding (in shares) | shares								1,065,594
Common Class A
Debt Instrument [Line Items]
Warrant exercise price (in dollars per share) | $ / shares			$ 0.00001
Shares converted (in shares) | shares	131,252,627
Number of shares issued in warrant exercise (in shares) | shares								1,433,567
Warrant outstanding (in shares) | shares			1,049,801
Common Class A | 2014 Loans
Debt Instrument [Line Items]
Shares converted (in shares) | shares	761,340
Common Class A | 2017 Loans
Debt Instrument [Line Items]
Number of shares issued in warrant exercise (in shares) | shares	745,914
Common Class A | 2020 Convertible Notes
Debt Instrument [Line Items]
Number of shares issued in warrant exercise (in shares) | shares	27,713
Series D Convertible Preferred Stock
Debt Instrument [Line Items]
Warrant outstanding (in shares) | shares	450,205							1,065,594
Secured Debt | 2014 Loans
Debt Instrument [Line Items]
Debt face amount							$ 25,000
Debt stated rate							11.00%
Debt, unamortized discount							$ 600
Secured Debt | 2017 Loans
Debt Instrument [Line Items]
Debt stated rate						11.00%
Debt, unamortized discount													$ 600	$ 600
Proceeds from debt borrowings					$ 25,000	$ 25,000
Number of instruments issued in debt agreement | agreement						2
Principal payment of debt			$ 49,000	$ 49,000
Debt extinguishment gain (loss)				(11,500)
Amortization of debt discounts				500
Secured Debt | 2017 Loans | Nominal Value
Debt Instrument [Line Items]
Debt, net of discount				8,600
Secured Debt | 2017 Loans | Fair Value
Debt Instrument [Line Items]
Debt, net of discount				$ 11,000
Secured Debt | Secured Term Loan A
Debt Instrument [Line Items]
Debt face amount						$ 25,000
Proceeds from debt borrowings					$ 12,500	12,500
Debt, net of discount			49,000
Secured Debt | Secured Term Loan B
Debt Instrument [Line Items]
Debt face amount						25,000
Proceeds from debt borrowings						$ 12,500
Principal payment of debt		$ 2,600							2,600
Debt extinguishment gain (loss)									$ 700
Debt, net of discount			$ 8,600
Subordinated contracts outstanding | agreement			2
Subordinated contract liability			$ 4,300
Percent of consideration issuable in stock									80.00%		80.00%
Shares issued in debt conversion (in shares) | shares	754,378
Warrant outstanding (in shares) | shares		384,155
Percent of principal repaid		30.00%
Secured Debt | Secured Term Loan B | Fair Value
Debt Instrument [Line Items]
Debt, net of discount			10,900
Secured Debt | Credit Agreement with SVB and Hercules
Debt Instrument [Line Items]
Debt face amount		$ 15,000	$ 50,000
Debt stated rate		11.00%	11.00%
Debt, variable rate floor			11.00%
Debt, unamortized discount		$ 1,600	$ 4,200
Principal payment of debt	$ 67,100
Debt extinguishment gain (loss)								$ (1,700)
Loan fees associated with debt issuance			300
Accrued loan fees payable		$ 600	1,500
Secured Debt | Credit Agreement with SVB and Hercules | Warrant
Debt Instrument [Line Items]
Debt, unamortized discount			4,200
Accrued loan fees payable			$ 1,800
Secured Debt | Series B Convertible Preferred Stock | 2014 Loans
Debt Instrument [Line Items]
Shares called by warrants (in shares) | shares							761,340
Warrant exercise price (in dollars per share) | $ / shares							$ 9.3844
Secured Debt | Series D Convertible Preferred Stock | 2017 Loans
Debt Instrument [Line Items]
Shares called by warrants (in shares) | shares												372,957	372,957
Warrant exercise price (in dollars per share) | $ / shares						$ 9.3844
Secured Debt | Prime Rate | 2014 Loans
Debt Instrument [Line Items]
Debt, variable rate spread							7.75%
Debt, variable rate floor							11.00%
Secured Debt | Prime Rate | Credit Agreement with SVB and Hercules
Debt Instrument [Line Items]
Debt, variable rate spread			5.50%
Convertible notes | 2020 Convertible Notes
Debt Instrument [Line Items]
Debt face amount									$ 71,100
Debt stated rate									6.00%
Change of control, repayment required									200.00%
Convertible debt, if converted, in excess of principal									$ 75,000
Conversion price, numerator for capitalization "capped price"									$ 2,500,000
Convertible notes | Common Class A | 2020 Convertible Notes
Debt Instrument [Line Items]
Shares issued in debt conversion (in shares) | shares	9,824,143
Convertible notes | Series D Convertible Preferred Stock | 2020 Convertible Notes
Debt Instrument [Line Items]
Shares called by warrants (in shares) | shares									1,515,799
Warrant exercise price (in dollars per share) | $ / shares									$ 9.3844
Warrants issued, percent of borrowings principal									20.00%